RESERVES	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Disclosure of reserves
23.	RESERVES

(a)	Statutory surplus reserve and discretionary surplus reserve
According to the provisions of the Articles of Association of the Company, the Company shall first set aside 10% of its profit after tax attributable to shareholders as indicated in the Company’s statutory financial statements for the statutory surplus reserve (except where the reserve has reached 50% of the Company’s registered share capital) in each year. The Company may also make appropriations from its profit attributable to shareholders to a discretionary surplus reserve, provided that it is approved by a resolution passed in a shareholders’ general meeting. These reserves cannot be used for purposes other than those for which they are created and are not distributable as cash dividends without the prior approval obtained from the shareholders in a shareholders’ general meeting under specific circumstances.
(a)	Statutory surplus reserve and discretionary surplus reserve (continued)

When the statutory surplus reserve is not sufficient to make good for any losses of the Company in previous years, the current year profit attributable to shareholders shall be used to make good the losses before any allocations are set aside for the statutory surplus reserve.
The statutory surplus reserve, the discretionary surplus reserve and the share premium account could be converted into share capital of the Company provided it is approved by a resolution passed in a shareholders’ general meeting with the provision that the ending balance of the statutory surplus reserve does not fall below 25% of the registered share capital amount. The Company may either allot newly created shares to the shareholders at the same proportion of the existing number of shares held by these shareholders, or it may increase the par value of each share.
For the year ended December 31, 2019, 2020 and 2021, the directors proposed the following appropriations to reserves of the
Company:

	2019	2019	2020	2020	2021	2021
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000
Statutory surplus reserve	10%	78,264	—	—	—	—

In accordance with the provisions of the Articles of Association of the Company, the profit after appropriation to reserves and available for distribution to shareholders shall be the lower of the retained earnings determined under (a) PRC GAAP or (b) IFRS. Due to the fact that the statutory financial statements of the Company have been prepared in accordance with PRC GAAP, the retained earnings so reported may be different from those reported in the statement of changes in shareholders’ equity prepared under IFRS contained in these financial statements. The main difference between the retained earnings of the Company determined under PRC GAAP and those determined under IFRS was relating to accounting policies in respect of investment in associates adopted under PRC GAAP and IFRS.
(b)	Other reserves

(i)	Special reserve - Safety Production Fund

For the year 2019, 2020 and 2021, the movement of “Special reserve - Safety Production Fund” of the Group are as below:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At January 1	—	—	—
Appropriation for retained earnings	264,871	281,277	126,524
Utilization	(264,871)	(281,277)	(114,640)

At December 31	—	—	11,884

The Company
is engaged in passenger and freight transportation business. In accordance with the regulations issued by Ministry of Finance and State Administration of Work Safety of the PRC, the Company is required to establish a special reserve (“Safety Production Fund”) calculated based on the passenger and freight transportation revenue of the previous year using the following percentages:

(i)	1% for regular freight business;

(ii)	1.5% for passenger transportation, dangerous goods delivery business and other special business.
The Safety Production Fund is mainly used for the renovation and maintenance of security equipment and facilities. For the purpose of the consolidated financial statements under IFRS, such reserve is established through an appropriation from retained earnings based on the aforementioned method. When the Safety Production Fund is actually utilized, the actual expenses incurred are charged to profit or loss.

(ii)	FVOCI reserve
The Group has elected to recognize changes in the fair value of certain investments in equity securities in OCI, as explained in note 2.10. These changes are accumulated within the FVOCI reserve within equity. As at December 31, 2021, the Group had a balance of FVOCI reserve of RMB
181,941,000 (
2019 and 2020:
 RMB181,941,000). The Group transfers amounts from this reserve to retained earnings when the relevant equity securities are derecognized.

(iii)	Others
This reserve is used to record the differences which may arise as a result of reduction in the ownership interest in an associate but significant influence is retained. As at December 31, 2021, the Group had a balance of such reserve of RMB10,346,000 (
2019 and 2020
: nil), as explained in note 11.